Segment Reporting - Long-lived assets table (Details) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets		$ 2,998,812	$ 452,581
Current assets		593,772	106,436
Other non-current assets		76,766	31,271
Total assets	[1]	3,669,350	590,288	$ 158,955
United States and Puerto Rico
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets		2,136,804	273,552
Chile
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets		189,221	167,313
United Kingdom
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets		545,848	10,804
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets		$ 126,939	$ 912

[1]	Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.